Restatement of Financial Statements (Details) - Schedule of statement of operations - GOOD WORKS ACQUISITION CORP. [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021		Jun. 30, 2021		Dec. 31, 2020
As Previously Reported
Other (expense) income:
Net loss	$ (1,043,472)	[1]	$ (2,058,982)	[1]	$ (107,031)	[2]
Basic and diluted weighted-average redeemable common shares outstanding (in Shares)	17,000,000	[1]	16,818,439	[1]	16,723,356	[2]
Basic and Diluted net loss per redeemable common share	$ 0.00	[1]	$ 0.00	[1]	$ 0.00	[2]
Basic and Diluted weighted-average non-redeemable common shares outstanding (in Shares)	4,478,000	[1]	4,659,492	[1]	4,483,216	[2]
Basic and Diluted net loss per non-redeemable common shares	$ (0.23)	[1]	$ (0.44)	[1]	$ (0.02)	[2]
Restatement Adjustment
Other (expense) income:
Net loss	$ 1		$ 0		$ 0
Basic and diluted weighted-average redeemable common shares outstanding (in Shares)	0		181,561		(10,011,492)
Basic and Diluted net loss per redeemable common share	$ (0.05)		$ (0.10)		$ (0.01)
Basic and Diluted weighted-average non-redeemable common shares outstanding (in Shares)	0		(181,492)		(468,030)
Basic and Diluted net loss per non-redeemable common shares	$ 0.18		$ 0.34		$ 0.01
As Restated [Member]
Other (expense) income:
Net loss	$ (1,043,471)		$ (2,058,982)		$ (107,031)
Basic and diluted weighted-average redeemable common shares outstanding (in Shares)	17,000,000		17,000,000		6,711,864
Basic and Diluted net loss per redeemable common share	$ (0.05)		$ (0.10)		$ (0.01)
Basic and Diluted weighted-average non-redeemable common shares outstanding (in Shares)	4,478,000		4,478,000		4,015,186
Basic and Diluted net loss per non-redeemable common shares	$ (0.05)		$ (0.10)		$ (0.01)

[1]	The weighted average shares outstanding was calculated based on the two-class method, where the earnings per share was determined based on redeemable and non-redeemable common stock. The Company revised its earnings per share calculation to allocate net losses by the weighted average shares of redeemable and non-redeemable common stock outstanding for the respective period.
[2]	The weighted average shares outstanding was calculated based on the two-class method, where the earnings per share was determined based on redeemable and non-redeemable common stock. The Company revised its earnings per share calculation to allocate income and losses by the weighted average shares of redeemable and non-redeemable common stock outstanding for the respective period.